Note 12 - Financial assets at fair value through other comprehensive income (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Financial Assets At Fair Value Through Other Comprehensive Income Abstract
Debt Instruments At Fair Value Through Other Comprehensive Income	€ 60,750	€ 53,737
Impairment Losses Of Debt Instruments At Fair Value Through Other Comprehensive Income	(32)	(28)
Net Debt Instruments At Fair Value Through Other Comprehensive Income	60,718	53,709
Equity instruments At Fair Value Through Other Comprehensive Income	2,613	2,595
Loans and advances at fair value through other comprehensive income	33	33
Total Financial Assets Fair Value Through Other Comprehensive Income	€ 63,364	€ 56,337